Convertible Loan	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Convertible loan
14.	Convertible Loan
On March 28, 2019, the Company entered into a convertible loan agreement with Alibaba Investment Limited (“Alibaba”), pursuant to which Alibaba advanced approximately US$171.1 million
(RMB1,147.0 million)

in aggregate principal amount, which will mature on
April 4, 2022
(the “Convertible Loan”). The Convertible Loan will bear interest at a rate of
3.00
% per annum, which will be waived in case of conversion or payable at maturity. The Convertible Loan will be unsecured and unsubordinated and mature in three years
after the drawdown, unless previously repaid or converted in accordance with their terms prior to such date.
The Convertible Loan may be converted at Alibaba’s option on or after (i) the date falling 240 calendar days after the date of the agreement, which was extended to 422 calendar days pursuant to a supplemental agreement entered into with Alibaba in October 2019 and further extended to 605 calendar days pursuant to a supplemental agreement entered into in March 2020 or (ii) upon the occurrence of an event of default (as defined in the indenture agreement) at a conversion price of US$60.00 per ordinary share, equivalent to US$15.00 per ADS, subject to adjustment under the terms of the indenture agreement.
The Company assessed the Convertible Loan under ASC 815 and concluded that:

•
Since the conversion option is considered indexed to the Company’s own stock, bifurcation of conversion option from the Convertible Loan is not required as the scope exception prescribed in ASC
815-10-15-74
is met;

•	There was no BCF attribute to the Convertible Loan as the set conversion price for the Convertible Loan was greater than the fair value of the ordinary share price at date of issuance;
Considering the above, the Company has accounted for the Convertible Loan in accordance with ASC 470 as a single instrument as a long-term liability; the value of the Convertible Loan was measured by the cash received of US$ 171.1 million (RMB1,147.0 million).

The
debt issuance cost was recorded as a reduction to the Convertible Loan and is amortized as interest expense using the effective interest method, over the term of the Convertible Loan. As of December
31
,
2020
, the carrying value of the Company’s Convertible Loan, including accrued interest of RMB
58.8
 million, was RMB
1,174.9
 million. Interest expenses recorded amounted to RMB
26.9
 million and RMB
36.8
 million for the years ended December
31
,
2019
and
2020
, respectively.